CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities		¥ 4,399,899		¥ 3,655,453
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.00004		$ 0.00004
Common Stock, Shares, Outstanding	72,739,966	72,739,966	72,739,966	72,739,966
Common Stock, Shares, Issued	72,739,966	72,739,966	72,739,966	72,739,966
Common Stock, Shares Authorized	1,250,000,000	1,250,000,000	1,250,000,000	1,250,000,000